Events after the reporting date	3 Months Ended
Mar. 31, 2023
Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting date
The Company has evaluated its subsequent events through May 9, 2023, the date the financial statements were available to be issued, and has concluded that there are no subsequent events requiring disclosure in the unaudited condensed consolidated interim financial statements, other than the item described below.

On March 6, 2023, the Company commenced a tender offer with employees to exchange some or all of their eligible stock options based on a pre-determined exchange ratio for new options as detailed in our Schedule TO filed March 6, 2023 with the Securities and Exchange Commission (the “Exchange Offer”), to, among other things, further align employee incentives with the current market conditions. The Exchange Offer expired on April 3, 2023 and new options were granted on April 4, 2023. Employees holding stock options to purchase 2.2 million common shares, with exercise prices ranging from USD 8.12 per share to USD 48.77 per share, participated in the Exchange Offer, and 0.9 million new options were granted based on the exchange ratios set forth in the Exchange Offer. The new options have an exercise price of USD 2.06 per share, which is equal to the closing price of the Company’s common shares as reported on the NYSE on April 4, 2023. The new options include additional vesting conditions.

Under IFRS 2, the incremental compensation expense of a modified award is measured as the excess of the fair value of each award of new options granted to participants in this Exchange Offer, measured as of the date the new options are granted, over the fair value of the eligible options replaced in exchange for the new options, measured immediately prior to the replacement. The Company utilized a binomial valuation model and determined there was no incremental share-based compensation expense associated with the new options granted under this Exchange Offer. The Company will continue to recognize share-based compensation expense equal to the grant date fair value of the exchanged options.